Consolidated statements of income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Health care services	€ 13,872,219	€ 13,264,289	€ 14,531,636
Health care products	3,604,336	3,282,584	3,251,936
Revenue	17,476,555	16,546,873	17,783,572
Costs of revenue:
Health care services	10,483,822	9,899,714	10,347,512
Health care products	1,596,882	1,492,416	1,417,806
Costs of revenue	12,080,704	11,392,130	11,765,318
Gross profit	5,395,851	5,154,743	6,018,254
Operating (income) expenses:
Selling, general and administrative	3,060,732	2,885,220	3,637,780
(Gain) loss related to divestiture of Care Coordination activities	(28,788)	(809,003)	(25,763)
Research and development	168,028	114,074	110,997
Income from equity method investees	(73,679)	(73,346)	(67,199)
Operating income	2,269,558	3,037,798	2,362,439
Other (income) expense:
Interest income	(61,617)	(147,409)	(51,375)
Interest expense	491,061	448,471	416,199
Income before income taxes	1,840,114	2,736,736	1,997,615
Income tax expense	401,614	511,079	443,081
Net income	1,438,500	2,225,657	1,554,534
Net income attributable to noncontrolling interests	238,881	243,733	274,746
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 1,199,619	€ 1,981,924	€ 1,279,788
Basic earnings per share	€ 3.96	€ 6.47	€ 4.17
Diluted earnings per share	€ 3.96	€ 6.45	€ 4.16